Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases
Schedule of right-to-use assets

				Total right-
	Land and	Motor		of-use
	buildings	vehicles	Other	assets
	$m	$m	$m	$m
Cost
At 1 January 2019	–	–	–	–
Opening balance	580	124	18	722
Additions – separately acquired	85	85	3	173
Disposals and other movements	(44)	(7)	1	(50)
Exchange adjustments	6	–	–	6
At 31 December 2019	627	202	22	851
Additions – separately acquired	87	89	15	191
Disposals and other movements	–	(27)	(2)	(29)
Exchange adjustments	21	8	1	30
At 31 December 2020	735	272	36	1,043
Additions through business combinations (Note 27)	255	8	–	263
Additions – separately acquired	145	98	2	245
Disposals and other movements	25	(44)	(4)	(23)
Exchange adjustments	(27)	(13)	(1)	(41)
At 31 December 2021	1,133	321	33	1,487
Depreciation and impairment
At 1 January 2019	–	–	–	–
Depreciation charge for the year	130	70	7	207
Impairment charge	4	–	–	4
Disposals and other movements	(3)	(6)	1	(8)
Exchange adjustments	1	–	–	1
At 31 December 2019	132	64	8	204
Depreciation charge for the year	131	75	9	215
Disposals and other movements	(24)	(26)	(4)	(54)
Exchange adjustments	8	4	–	12
At 31 December 2020	247	117	13	377
Depreciation charge for the year	144	85	6	235
Disposals and other movements	(54)	(42)	–	(96)
Exchange adjustments	(11)	(6)	–	(17)
At 31 December 2021	326	154	19	499
Net book value
At 31 December 2019	495	138	14	647
At 31 December 2020	488	155	23	666
At 31 December 2021	807	167	14	988

Schedule of the present value of lease liabilities

	2021	2020	2019
	$m	$m	$m
The present value of lease liabilities is as follows:
Within one year	(233)	(192)	(188)
Later than one year and not later than five years	(544)	(389)	(368)
Later than five years	(210)	(100)	(119)
Total lease liabilities	(987)	(681)	(675)